SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - CLOSURE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Amount of charge for closing facility	$ 0	$ (2,425)	$ 0